Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Cash Flows from Operating Activities
Net Income	$ 928		$ 864		$ 454
Adjustments to reconcile net income to net cash provided by (used for) operating activities:
Provision for loan losses	16		18		27
Net impairment losses on securities	32	[1]	31	[1]	36	[1]
Stock-based compensation	105		99		87
Depreciation and amortization	196		155		146
Provision (benefit) for deferred income taxes	5		52		(51)
Premium amortization, net, on securities available for sale and securities held to maturity	222		136		35
Other	26		9		(3)
Originations of loans held for sale	(441)		(1,574)		(2,015)
Proceeds from sales of loans held for sale	513		1,703		1,943
Net change in:
Cash and investments segregated and on deposit for regulatory purposes	(2,549)		(2,211)		(4,376)
Receivables from brokers, dealers, and clearing organizations	(104)		220		148
Receivables from brokerage clients	(2,391)		341		(2,612)
Other securities owned	(43)		(231)		581
Other assets	10		(15)		133
Payables to brokers, dealers, and clearing organizations	28		(357)		283
Payables to brokerage clients	4,950		3,407		4,886
Accrued expenses and other liabilities	(237)		(183)		289
Net cash provided by (used for) operating activities	1,266		2,464		(9)
Cash Flows from Investing Activities
Purchases of securities available for sale	(29,035)		(18,434)		(15,697)
Proceeds from sales of securities available for sale	3,336		500		871
Principal payments on securities available for sale	13,867		7,978		13,261
Purchases of securities held to maturity	(8,678)		(2,253)		(14,906)
Principal payments on securities held to maturity	5,453		4,786		2,672
Net increase in loans to banking clients	(978)		(1,125)		(1,443)
Purchase of equipment, office facilities, and property	(148)		(180)		(129)
Cash (paid) acquired in business acquisitions - net	(80)		54		(44)
Other investing activities	3		7		5
Net cash used for investing activities	(16,260)		(8,667)		(15,410)
Cash Flows from Financing Activities
Net change in deposits from banking clients	18,523		10,264		11,328
Issuance of commercial paper	300
Issuance of long-term debt	350				701
Repayment of long-term debt	(732)		(116)		(205)
Premium paid on debt exchange	(19)
Net proceeds from preferred stock offerings	863
Net proceeds from common stock offering					543
Dividends paid	(337)		(295)		(288)
Proceeds from stock options exercised and other	35		96		35
Other financing activities	(5)		2		(5)
Net cash provided by financing activities	18,978		9,951		12,109
Increase (Decrease) in Cash and Cash Equivalents	3,984		3,748		(3,310)
Cash and Cash Equivalents at Beginning of Year	8,679		4,931		8,241
Cash and Cash Equivalents at End of Year	12,663		8,679		4,931
Cash paid during the year for:
Interest	143		168		178
Income taxes	508		517		327
Non-cash investing activities:
Common stock issued and equity awards assumed for business acquisitions (See note "3 - Business Acquisitions")			714		106
Securities purchased during the year but settled after year end			58
Non-cash financing activity:
Transfer of trust related balances to deposits from banking clients					442
Exchange of Senior Notes (See note "14 - Borrowings")	$ 256

[1]	Net impairment losses on securities include total other-than-temporary impairment losses of $15 million, $18 million, and $41 million, net of $(17) million, $(13) million, and $5 million recognized in other comprehensive income in 2012, 2011, and 2010, respectively.